INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Income Tax Disclosure [Abstract]
Income (loss) for the year	$ 17,132,041	$ (1,633,439)
Statutory rate	27.00%	27.00%
Income tax expense (recovery) at statutory rate	$ 4,625,652	$ (441,029)
Non-deductible expenditures and non-taxable revenues	1,530,604	1,842,777
Foreign tax rate differential	(608,783)	(602,698)
Change in valuation allowance	(654,621)	737,667
Adjustment to provision versus statutory tax returns	(919,606)	1,431,416
Income Tax Expense (Benefit)	$ 3,973,246	$ 2,968,133